Long-Term Notes (Details)			12 Months Ended
	Mar. 05, 2020 CAD ($)	Feb. 05, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Feb. 20, 2020 CAD ($)	Feb. 20, 2020 USD ($)	Feb. 05, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ 1,132,868,000	$ 1,328,175,000
Notional amount			664,700,000
Repayments of bonds, notes and debentures			833,672,000	198,128,000
Early redemption expense			3,312,000	0
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			1,147,950,000	1,337,200,000
Loan repayments			830,400,000
Changes in reported amount of U.S. denominated debt			23,600,000
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ (15,082,000)	(9,025,000)
5.125% notes due June 1, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 400,000,000	$ 530,400,000	$ 400,000,000
5.125% notes due June 1, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.125%		5.125%	5.125%	5.125%
5.125% notes due June 1, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ 0	518,600,000
6.625% notes due July 19, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000,000.0		$ 300,000,000
Early redemption expense	$ 3,300,000
6.625% notes due July 19, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.625%		6.625%		6.625%
Early redemption of notes	101.104%
6.625% notes due July 19, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ 0	300,000,000
5.625% notes due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 400,000,000
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.625%		5.625%
5.625% notes due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ 510,200,000	518,600,000
8.75% Notes Due April 1, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 500,000,000			$ 500,000,000
Transaction costs		$ 12,500,000
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.75%		8.75%			8.75%
8.75% Notes Due April 1, 2027 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal			$ 637,750,000	$ 0